Housing Loans and Deposits from Customers in the Banking Business (Aggregate Amounts of Annual Maturities of Time Deposits and Thrift Saving Deposits with Remaining Term of More Than One Year) (Detail)
¥ in Millions
Mar. 31, 2021 JPY (¥)
Interest-bearing Deposit Liabilities [Abstract]
2023	¥ 36,586
2024	19,643
2025	3,135
2026	3,159
2027	400
Later fiscal years	28,805
Total	¥ 91,728